FINANCIAL INSTRUMENTS (Details 22) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 695,704	$ 733,355
Allowance account for credit losses of financial assets	7,570	6,385
Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	41,369	23,995
Allowance account for credit losses of financial assets	0	0
Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	1,503	1,941
Allowance account for credit losses of financial assets	44	60
Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	9,275	474
Allowance account for credit losses of financial assets	36	51
Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	70	352
Allowance account for credit losses of financial assets	11	69
Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	104	133
Allowance account for credit losses of financial assets	12	29
Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	55	87
Allowance account for credit losses of financial assets	6	9
Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	15	94
Allowance account for credit losses of financial assets	40	94
Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	11	67
Allowance account for credit losses of financial assets	11	41
Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	4,646	5,521
Allowance account for credit losses of financial assets	4,138	4,487
Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	638,656	700,691
Allowance account for credit losses of financial assets	3,272	1,545
Letter of credits [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	308,161	336,987
Allowance account for credit losses of financial assets	0	0
Letter of credits [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	4,828	1,080
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 10
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Letter of credits [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 303,333	$ 335,897
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Credit Line [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 376,878	$ 391,840
Allowance account for credit losses of financial assets	6,193	4,316
Credit Line [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	35,426	22,175
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Credit Line [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 1,468	$ 1,791
Allowance account for credit losses of financial assets	$ 44	$ 59
Expected credit loss rate	3.00%	3.27%
Credit Line [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 9,214	$ 300
Allowance account for credit losses of financial assets	$ 30	$ 34
Expected credit loss rate	0.33%	11.22%
Credit Line [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 58	$ 299
Allowance account for credit losses of financial assets	$ 6	$ 38
Expected credit loss rate	10.34%	12.74%
Credit Line [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 101	$ 100
Allowance account for credit losses of financial assets	$ 10	$ 10
Expected credit loss rate	9.90%	9.52%
Credit Line [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 55	$ 87
Allowance account for credit losses of financial assets	$ 6	$ 9
Expected credit loss rate	10.91%	9.82%
Credit Line [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 15	$ 93
Allowance account for credit losses of financial assets	$ 15	$ 93
Expected credit loss rate	100.00%	99.08%
Credit Line [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 11	$ 67
Allowance account for credit losses of financial assets	$ 11	$ 41
Expected credit loss rate	100.00%	60.88%
Credit Line [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 3,307	$ 3,505
Allowance account for credit losses of financial assets	$ 2,799	$ 2,487
Expected credit loss rate	84.64%	70.95%
Credit Line [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 327,223	$ 363,423
Allowance account for credit losses of financial assets	$ 3,272	$ 1,545
Expected credit loss rate	1.00%	0.43%
Others [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 10,665	$ 4,528
Allowance account for credit losses of financial assets	1,377	2,069
Others [Member] | Below one month [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	1,115	740
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Others [Member] | Later than one month and not later than two months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 35	$ 140
Allowance account for credit losses of financial assets	$ 0	$ 1
Expected credit loss rate	0.00%	0.85%
Others [Member] | Later than two months and not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 61	$ 174
Allowance account for credit losses of financial assets	$ 6	$ 17
Expected credit loss rate	9.84%	9.94%
Others [Member] | Later than three months and not later than four months [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 12	$ 53
Allowance account for credit losses of financial assets	$ 5	$ 31
Expected credit loss rate	41.67%	57.52%
Others [Member] | Later than four months and not later than five months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 3	$ 33
Allowance account for credit losses of financial assets	$ 2	$ 19
Expected credit loss rate	66.67%	55.92%
Others [Member] | Later than five months and not later than six months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Others [Member] | Later than six months and not later than seven months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 1
Allowance account for credit losses of financial assets	$ 25	$ 1
Expected credit loss rate	0.00%	96.35%
Others [Member] | Later than seven months and not later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 0	$ 0
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Others [Member] | Later than eight months [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 1,339	$ 2,016
Allowance account for credit losses of financial assets	$ 1,339	$ 2,000
Expected credit loss rate	100.00%	99.25%
Others [Member] | Financial assets neither past due nor impaired [member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 8,100	$ 1,371
Allowance account for credit losses of financial assets	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%